(BULL LOGO)
Merrill Lynch Investment Managers


www.mlim.ml.com


Annual Report
December 31, 2001


Mercury QA Strategy
Series, Inc.
Mercury QA Strategy Growth and Income Fund
Mercury QA Strategy Long-Term Growth Fund
Mercury QA Strategy All-Equity Fund


This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.


Mercury QA Strategy Series, Inc.
Box 9011
Princeton, NJ
08543-9011



Printed on post-consumer recycled paper



IMPORTANT TAX INFORMATION
(UNAUDITED)


The following information summarizes all per share distributions paid by Long-Term Growth Fund of Mercury QA Strategies Series, Inc. during the year ended December 31, 2001:

                                                    Interest
                                    Qualifying        from      Non-Qualifying     Total
  Record             Payable         Ordinary       Federal        Ordinary       Ordinary
   Date                Date          Income*      Obligations       Income         Income
Class I Shares:
 3/06/2001           3/12/2001       $.000009       $.000042       $.000104       $.000155
12/10/2001          12/14/2001       $.002765       $.014418       $.058204       $.075387

Class A Shares:
 3/06/2001           3/12/2001       $.000016       $.000081       $.000199       $.000296
12/10/2001          12/14/2001       $.001916       $.009992       $.040340       $.052248

Class B Shares:
 3/06/2001           3/12/2001       $.000035       $.000174       $.000426       $.000635
12/10/2001          12/14/2001       $.000000       $.000000       $.000000       $.000000

Class CShares:
 3/06/2001           3/12/2001       $.000032       $.000160       $.000392       $.000584
12/10/2001          12/14/2001       $.000087       $.000454       $.001834       $.002375


*The qualifying ordinary income qualifies for the dividends received deduction for corporations.

Please retain this information for your records.


Custodian
J.P. Morgan Chase Bank
4 Chase MetroTech Center, 18th Floor
Brooklyn, NY 11245


Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(888) 763-2260



December 31, 2001, Mercury QA Strategy Series, Inc.


DEAR SHAREHOLDER


Fiscal Year in Review
We are pleased to provide you with this annual report for Mercury QA Strategy Series, Inc., which consists of three asset-allocation portfolios: Mercury QA Strategy Growth and Income Fund, Mercury QA Strategy Long-Term Growth Fund and Mercury QA Strategy All-Equity Fund. For the fiscal year ended December 31, 2001, the Mercury QA Strategy Series' returns fell along with the market. In particular, for the year ended December 31, 2001, the unmanaged Standard & Poor's (S&P) 500 Index had a return of -11.87%. For the year ended December 31, 2001, Mercury QA Strategy All Equity Fund's Class I, Class A, Class B and Class C Shares had total returns of -12.70%, -12.83%, -13.57% and -13.57%, respectively. For the same period, Mercury QA Strategy Long-Term Growth Fund's Class I, Class A,
Class B and Class C Shares had total returns of -8.57%, -8.71%, -9.42% and -9.50%, respectively, while Mercury QA Strategy Growth and Income Fund's Class I, Class A, Class B and Class C Shares had total returns of -4.68%, -5.03%, -5.70% and -5.68%, respectively. (Investment results shown do not reflect sales charges. Complete performance information can be found on pages 6 - 13 of this report to shareholders.)

Accordingly, the focus of our investment process is on the four "big" investing decisions: stocks versus bonds, large cap stocks versus small cap stocks, value stocks versus growth stocks, and domestic stocks versus international stocks. To implement these four decisions, the Funds invest in underlying equity and bond funds that are closely benchmarked against certain unmanaged equity indexes and which tracks the performance of the unmanaged Lehman Brothers Aggregate Bond index. As such, the performance of the Funds relative to their respective benchmarks can be explained by three factors: the four big decisions; the performance of the underlying funds relative to their tracking index, and fees.

The equity component of each Fund is invested similarly. For the year ended December 31, 2001, the equity components lagged the S&P 1500 Index by approximately 2% and the S&P 500 Index by about 1%. The Funds benefited from the decision to overweight small cap stocks for the entire year and value stocks during the first half of the year. Conversely, the decision to invest in international stocks hurt relative performance. However, the biggest detractor was the performance of the underlying equity funds, as none of the underlying funds outperformed their respective benchmarks.


Economic Environment
Looking ahead, there are plenty of reasons for measured confidence in 2002. The average length of the nine recessions since World War II has been 11 months while the longest recession lasted 16 months. Based on the historical average, the current recession would end in February and based on the longer scenario, it could last until July. Low short-term interest rates are encouraging people to refinance their mortgages and buy cars, and fuel prices are also relatively low. The Dow Jones Industrial Average finished the year above 10,000, an important psychological barrier for investors, and though the NASDAQ Composite Index did not exceed the 2,000 mark, the fourth quarter of 2001 was its best three-month performance, second only to the last quarter of 1999 when the Internet bubble was nearing its peak. In addition, consumer confidence rose to a four-month high in December, the biggest one-month surge in four years. That leap stands in stark contrast to December 2000, when consumer confidence registered the fourth largest one-month drop since 1978.



December 31, 2001, Mercury QA Strategy Series, Inc.


The news is not all good, of course. In addition to high valuations and weak corporate earnings, corporations will not likely make sizeable capital investments any time soon. Unemployment is expected to continue to rise and consumers remain deeply in debt. The US economic stimulus package has been held up by partisan politics, which only shows signs of escalating. Indeed, as focus shifts away from the war on terrorism, party leaders are pointing fingers of blame for the recession. President Bush has acknowledged that, following on the heels of the largest budget surplus ever in 2000, there may be a budget deficit this year, the first since 1997. Furthermore, we are still at war and the possibility of another terrorist attack remains. Finally, there is no shortage of economic upheaval overseas and the shock waves from the collapse of Argentina's economy may yet affect the United States.


In Conclusion
On January 14, 2002, the Board of Directors approved a change in the underlying funds in which the equity portion of the Funds mentioned above may invest, effective on or about March 28, 2002. The change in underlying funds will not affect each Fund's investment objective or primary investment strategies, including its strategic target allocations. The new underlying equity funds will be: Master Large Cap Value Portfolio and Master Large Cap Growth Portfolio of the Master Large Cap Series Trust and Master S&P 500 Index Series, Master Mid Cap Index Series, Master Small Cap Index Series and Master International (Capitalization Weighted) Index Series of Quantitative Master Series Trust. The fixed-income portion of each Fund, if any, will continue to be invested in the Master Aggregate Bond Index Series of Quantitative Master Series Trust.

The new underlying funds currently have lower expense ratios than do the underlying equity funds in which the Fund currently invest. Because of this difference, the Board of Directors decided to discontinue the waiver by the Investment Adviser of its 0.35% administration fee with respect to each Fund as of the change of underlying funds. The Board determined that even with the termination of this fee waiver, the proposed change in underlying equity funds is expected to result in an overall reduction of expense ratios for each Fund than are currently imposed with fee waivers, although this cannot be guaranteed over time.



December 31, 2001, Mercury QA Strategy Series, Inc.


In addition, the names of the Funds will be changed to the following: Merrill Lynch Strategy All-Equity Fund, Merrill Lynch Strategy Growth and Income Fund, and Merrill Lynch Strategy Long-Term Growth Fund of the Merrill Lynch Strategy Series, Inc. With the name changes, the Funds will also implement the Merrill Lynch Select Pricing SM System. Under this system, Class A Shares of the Funds will be renamed Class D Shares and Class I Shares of the Funds will be renamed Class A Shares. Class B and Class C Shares will keep their share designations. All sales charges and 12b-1 fees applicable to each class also will remain the same, including any applicable contingent deferred sales charges.

Beginning April 1, 2002, shareholders will enjoy exchange privileges with Merrill Lynch mutual funds. Fund shareholders will also continue to enjoy exchange privileges with other Mercury mutual funds until May 1, 2002.

We thank you for your support of Mercury QA Strategy Series, Inc.



Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Director



(Philip Green)
Philip Green
Senior Vice President and
Portfolio Manager



February 11, 2002



The Fund's transfer agency fee schedule has been amended. Under the revised schedule, the fees payable to Financial Data Services, Inc., the transfer agent for the Fund, now range from $16 to $23 per shareholder account (depending upon the level of service required) or 0.10%of account assets for certain accounts that participate in certain fee-based programs.



December 31, 2001, Mercury QA Strategy Series, Inc.



FUND PERFORMANCE DATA


ABOUT FUND PERFORMANCE
The Fund offers four classes of shares, each with its own sales charge and expense structure, allowing you to invest in the way that best suits your needs.

CLASS I SHARES incur a maximum initial sales charge of 5.25% and bear no ongoing distribution and account maintenance fees. Class I Shares are available only to eligible investors.

CLASS A SHARES incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

CLASS B SHARES are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first two years, decreasing to 3% for each of the next two years and decreasing 1% each year thereafter to 0% after the sixth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class A Shares after approximately eight years.

CLASS C SHARES are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares may be subject to a 1% contingent deferred sales charge if redeemed within one year after purchase.

None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Funds' Investment Adviser voluntarily waived a portion of its management fee and reimbursed a portion of its other expenses. Without such waiver and reimbursement, the Funds' performance would have been lower.



December 31, 2001, Mercury QA Strategy Series, Inc.



FUND PERFORMANCE DATA (CONTINUED)


RECENT PERFORMANCE RESULTS*

                                     6-Month          12-Month     Since Inception
As of December 31, 2001            Total Return     Total Return     Total Return
Growth and Income Fund Class I        - 1.62%          - 4.68%          - 9.95%

Growth and Income Fund Class A        - 1.77           - 5.03           -10.38

Growth and Income Fund Class B        - 2.13           - 5.70           -11.41

Growth and Income Fund Class C        - 2.10           - 5.68           -11.58

Long-Term Growth Fund Class I         - 3.66           - 8.57           -16.74

Long-Term Growth Fund Class A         - 3.70           - 8.71           -16.99

Long-Term Growth Fund Class B         - 4.11           - 9.42           -18.05

Long-Term Growth Fund Class C         - 4.20           - 9.50           -18.08

All-Equity Fund Class I               - 5.98           -12.70           -23.00

All-Equity Fund Class A               - 6.00           -12.83           -23.20

All-Equity Fund Class B               - 6.42           -13.57           -24.20

All-Equity Fund Class C               - 6.42           -13.57           -24.20


*Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in the Fund's net asset values for the period shown, and assume reinvestment of all dividends and capital gains at net asset value on the ex-dividend date. The Fund commenced operations on 6/02/00.


December 31, 2001, Mercury QA Strategy Series, Inc.


FUND PERFORMANCE DATA (CONTINUED)


TOTAL RETURN BASED ON A $10,000 INVESTMENT--
GROWTH AND INCOME FUND

A line graph illustrating the growth of a $10,000 investment in Mercury QA Strategy Growth and Income Fund++ Class I and Class A
Shares* compared to a similar investment in Weighted Index++++.
Values illustrated are as follows :


Mercury QA Strategy Growth and Income Fund++
Class I Shares*

Date                              Value

6/2/2000**                      $ 9,475.00
December 2000                   $ 8,950.00
December 2001                   $ 8,531.00


Mercury QA Strategy Growth and Income Fund++
Class A Shares*

Date                              Value

6/2/2000**                      $ 9,475.00
December 2000                   $ 8,941.00
December 2001                   $ 8,491.00


Weighted Index++++

Date                              Value

6/2/2000**                      $10,000.00
December 2000                   $10,160.00
December 2001                   $ 9,953.00



A line graph illustrating the growth of a $10,000 investment in Mercury QA Strategy Growth and Income Fund++ Class B and Class C
Shares* compared to a similar investment in Weighted Index++++.
Values illustrated are as follows :


Mercury QA Strategy Growth and Income Fund++
Class B Shares*

Date                              Value

6/2/2000**                      $10,000.00
December 2000                   $ 9,395.00
December 2001                   $ 8,511.00


Mercury QA Strategy Growth and Income Fund++
Class C Shares*

Date                              Value

6/2/2000**                      $10,000.00
December 2000                   $ 9,374.00
December 2001                   $ 8,842.00


Weighted Index++++

Date                              Value

6/2/2000**                      $10,000.00
December 2000                   $10,160.00
December 2001                   $ 9,953.00


*Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.
**Commencement of operations.
++The Fund invests in a mix of underlying mutual funds and series managed or distributed by the investment adviser or one of its affiliates.
++++This weighted Index is comprised of 55% of the unmanaged Standard & Poor's Super Composite 1500 Index, which represents 87% of the total US equity market capitalization, and 45% of the Merrill Lynch Aggregate Bond Index Fund Class AShares, which invests in a portfolio of a statistically selected sample of fixed-income securities and other types of financial instruments. The starting date for the Index in the graphs is from 6/30/00.

Past performance is not indicative of future results.



December 31, 2001, Mercury QA Strategy Series, Inc.


FUND PERFORMANCE DATA (CONTINUED)


AVERAGE ANNUAL TOTAL RETURN--GROWTH AND INCOME FUND

                                         % Return        % Return
                                      Without Sales     With Sales
Class I Shares*                           Charge         Charge**

One Year Ended 12/31/01                   - 4.68%        - 9.68%
Inception (6/2/00) through 12/31/01       - 6.42         - 9.56

*Maximum sales charge is 5.25%.
**Assuming maximum sales charge.



                                         % Return        % Return
                                      Without Sales     With Sales
Class A Shares*                           Charge         Charge**

One Year Ended 12/31/01                   - 5.03%        -10.02%
Inception (6/2/00) through 12/31/01       - 6.70         - 9.83

*Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


                                         % Return        % Return
                                         Without           With
Class B Shares*                            CDSC           CDSC**

One Year Ended 12/31/01                   - 5.70%        - 9.43%

Inception (6/2/00) through 12/31/01       - 7.37         - 9.69

*Maximum contingent deferred sales charge is 4% and is reduced to 0% after 6 years.
**Assuming payment of applicable contingent deferred sales charge.



                                         % Return        % Return
                                         Without           With
Class C Shares*                            CDSC           CDSC**

One Year Ended 12/31/01                   - 5.68%        - 6.61%
Inception (6/2/00) through 12/31/01       - 7.49         - 7.49

*Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**Assuming payment of applicable contingent deferred sales charge.



December 31, 2001, Mercury QA Strategy Series, Inc.


FUND PERFORMANCE DATA (CONTINUED)


TOTAL RETURN BASED ON A $10,000 INVESTMENT--
LONG-TERM GROWTHFUND

A line graph illustrating the growth of a $10,000 investment in Mercury QA Strategy Long-Term Growth Fund++ Class I and Class A
Shares* compared to a similar investment in Weighted Index++++.
Values illustrated are as follows :


Mercury QA Strategy Long-Term Growth Fund++
Class I Shares*

Date                              Value

6/2/2000**                      $ 9,475.00
December 2000                   $ 8,628.00
December 2001                   $ 7,889.00


Mercury QA Strategy Long-Term Growth Fund++
Class A Shares*

Date                              Value

6/2/2000**                      $ 9,475.00
December 2000                   $ 8,616.00
December 2001                   $ 7,866.00


Weighted Index++++

Date                              Value

6/2/2000**                      $10,000.00
December 2000                   $ 9,864.00
December 2001                   $ 9,294.00



A line graph illustrating the growth of a $10,000 investment in Mercury QA Strategy Long-Term Growth Fund++ Class B and Class C
Shares* compared to a similar investment in Weighted Index++++.
Values illustrated are as follows :


Mercury QA Strategy Long-Term Growth Fund++
Class B Shares*

Date                              Value

6/2/2000**                      $10,000.00
December 2000                   $ 9,047.00
December 2001                   $ 7,868.00


Mercury QA Strategy Long-Term Growth Fund++
Class C Shares*

Date                              Value

6/2/2000                        $10,000.00
December 2000                   $ 9,052.00
December 2001                   $ 8,192.00


Weighted Index++++

Date                              Value

6/2/2000**                      $10,000.00
December 2000                   $ 9,864.00
December 2001                   $ 9,294.00


*Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.
**Commencement of operations.
++The Fund invests in a mix of underlying mutual funds and series managed or distributed by the investment adviser or one of its affiliates.
++++This weighted Index is comprised of 75% of the unmanaged Standard & Poor's Super Composite 1500 Index, which represents 87% of the total US equity market capitalization, and 25% of Merrill Lynch Aggregate Bond Index Fund Class AShares, which invests in a portfolio of a statistically selected sample of fixed-income securities and other types of financial instruments. The starting date for the Index in the graphs is from 6/30/00.

Past performance is not indicative of future results.



December 31, 2001, Mercury QA Strategy Series, Inc.


FUND PERFORMANCE DATA (CONTINUED)


AVERAGE ANNUAL TOTAL RETURN--LONG-TERM GROWTH FUND


                                         % Return        % Return
                                      Without Sales     With Sales
Class I Shares*                           Charge         Charge**

One Year Ended 12/31/01                   - 8.57%        -13.37%
Inception (6/2/00) through 12/31/01       -10.95         -13.93

*Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


                                         % Return        % Return
                                      Without Sales     With Sales
Class A Shares*                           Charge         Charge**

One Year Ended 12/31/01                   - 8.71%        -13.51%
Inception (6/2/00) through 12/31/01       -11.11         -14.09

*Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


                                         % Return        % Return
                                         Without           With
Class B Shares*                            CDSC           CDSC**

One Year Ended 12/31/01                   - 9.42%        -13.04%
Inception (6/2/00) through 12/31/01       -11.83         -14.07

*Maximum contingent deferred sales charge is 4% and is reduced to 0% after 6 years.
**Assuming payment of applicable contingent deferred sales charge.



                                         % Return        % Return
                                         Without           With
Class C Shares*                            CDSC           CDSC**

One Year Ended 12/31/01                   - 9.50%        -10.41%
Inception (6/2/00) through 12/31/01       -11.85         -11.85

*Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**Assuming payment of applicable contingent deferred sales charge.



December 31, 2001, Mercury QA Strategy Series, Inc.


FUND PERFORMANCE DATA (CONTINUED)


TOTAL RETURN BASED ON A $10,000 INVESTMENT--
ALL EQUITY FUND


A line graph illustrating the growth of a $10,000 investment in Mercury QA Strategy All-Equity Fund++ Class I and Class A Shares* compared to a similar investment in Standard & Poor's Super Composite 1500 Index++++. Values illustrated are as follows :


Mercury QA Strategy All-Equity Fund++
Class I Shares*

Date                              Value

6/2/2000**                      $ 9,475.00
December 2000                   $ 8,357.00
December 2001                   $ 7,296.00


Mercury QA Strategy All-Equity Fund++
Class A Shares*

Date                              Value

6/2/2000**                      $ 9,475.00
December 2000                   $ 8,347.00
December 2001                   $ 7,276.00


Standard & Poor's Super Composite 1500 Index++++

Date                              Value

6/2/2000**                      $10,000.00
December 2000                   $ 9,266.00
December 2001                   $ 8,294.00



A line graph illustrating the growth of a $10,000 investment in Mercury QA Strategy All-Equity Fund++ Class B and Class C Shares* compared to a similar investment in Standard & Poor's Super Composite 1500 Index++++. Values illustrated are as follows :


Mercury QA Strategy All-Equity Fund++
Class B Shares*

Date                              Value

6/2/2000**                      $10,000.00
December 2000                   $ 8,770.00
December 2001                   $ 7,277.00


Mercury QA Strategy All-Equity Fund++
Class C Shares*

Date                              Value

6/2/2000**                      $10,000.00
December 2000                   $ 8,770.00
December 2001                   $ 7,580.00


Standard & Poor's Super Composite 1500 Index++++

Date                              Value

6/2/2000**                      $10,000.00
December 2000                   $ 9,266.00
December 2001                   $ 8,294.00


*Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.
**Commencement of operations.
++The Fund invests in a mix of underlying mutual funds managed or distributed by the investment adviser or one of its affiliates. ++++This unmanaged broad-based Index is comprised of common stocks, representing 87% of the total US equity market capitalization. The starting date for the Index in the graphs is from 6/30/00.

Past performance is not indicative of future results.



December 31, 2001, Mercury QA Strategy Series, Inc.


FUND PERFORMANCE DATA (CONCLUDED)


AVERAGE ANNUAL TOTAL RETURN--ALL-EQUITY FUND


                                         % Return        % Return
                                      Without Sales     With Sales
Class I Shares*                           Charge         Charge**

One Year Ended 12/31/01                   -12.70%        -17.28%
Inception (6/2/00) through 12/31/01       -15.24         -18.08

*Maximum sales charge is 5.25%.
**Assuming maximum sales charge.



                                         % Return        % Return
                                      Without Sales     With Sales
Class A Shares*                           Charge         Charge**

One Year Ended 12/31/01                   -12.83%        -17.40%
Inception (6/2/00) through 12/31/01       -15.38         -18.22

*Maximum sales charge is 5.25%.
**Assuming maximum sales charge.



                                         % Return        % Return
                                         Without           With
Class B Shares*                            CDSC           CDSC**

One Year Ended 12/31/01                   -13.57%        -17.03%
Inception (6/2/00) through 12/31/01       -16.08         -18.22

*Maximum contingent deferred sales charge is 4% and is reduced to 0% after 6 years.
**Assuming payment of applicable contingent deferred sales charge.



                                         % Return        % Return
                                         Without           With
Class C Shares*                            CDSC           CDSC**

One Year Ended 12/31/01                   -13.57%        -14.43%
Inception (6/2/00) through 12/31/01       -16.08         -16.08

*Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**Assuming payment of applicable contingent deferred sales charge.



December 31, 2001, Mercury QA Strategy Series, Inc.


SCHEDULE OF INVESTMENTS


MERCURY QA STRATEGY SERIES, INC.--GROWTH AND INCOME FUND


                       Shares                                                                In US Dollars
                        Held                  Mutual Funds                                       Value
Mutual Funds++--       616,628  Mercury QA International Fund (Class I)                     $   4,273,230
58.9%                3,135,464  Mercury QA Large Cap Core Fund (Class I)                       22,982,950
                     1,349,570  Mercury QA Large Cap Growth Fund (Class I)                      8,812,693
                     1,070,090  Mercury QA Large Cap Value Fund (Class I)                       8,871,050
                       677,791  Mercury QA Mid Cap Fund (Class I)                               6,330,564
                       662,411  Mercury QA Small Cap Fund (Class I)                             6,683,725

                                Total Investments in Mutual Funds (Cost--$62,174,252)          57,954,212


                        Face
                       Amount            Short-Term Securities
Commercial         $2,691,000   General Electric Capital Corp., 1.82% due 1/02/2002             2,690,864
Paper*--2.7%

                                Total Investments in Short-Term Securities
                                (Cost--$2,690,864)                                              2,690,864

                                Total Investments in Mutual Funds
                                and Short-Term Securities (Cost--$64,865,116)--61.6%           60,645,076
                                Investment in Master Aggregate Bond
                                Index Series++ (Cost--$36,604,170)--37.8%                      37,200,261
                                Other Assets Less Liabilities--0.6%                               586,641
                                                                                            -------------
                                Net Assets--100.0%                                          $  98,431,978
                                                                                            =============

*Commercial Paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Fund.
++An affiliate of the Corporation.

See Notes to Financial Statements.


December 31, 2001, Mercury QA Strategy Series, Inc.


SCHEDULE OF INVESTMENTS (CONTINUED)


MERCURY QA STRATEGY SERIES, INC.--LONG-TERM GROWTH FUND

                       Shares                                                                In US Dollars
                        Held                  Mutual Funds                                       Value
Mutual Funds++--       647,586  Mercury QA International Fund (Class I)                     $   4,487,768
78.7%                3,611,813  Mercury QA Large Cap Core Fund (Class I)                       26,474,591
                     1,564,315  Mercury QA Large Cap Growth Fund (Class I)                     10,214,976
                     1,253,172  Mercury QA Large Cap Value Fund (Class I)                      10,388,799
                       738,848  Mercury QA Mid Cap Fund (Class I)                               6,900,835
                       623,736  Mercury QA Small Cap Fund (Class I)                             6,293,497

                                Total Investments in Mutual Funds (Cost--$68,402,374)          64,760,466


                        Face
                       Amount            Short-Term Securities
Commercial          $1,535,000  General Electric Capital Corp., 1.82% due 1/02/2002             1,534,922
Paper*--1.9%

                                Total Investments in Short-Term Securities
                                (Cost--$1,534,922)                                              1,534,922

                                Total Investments in Mutual Funds
                                and Short-Term Securities (Cost--$69,937,296)--80.6%           66,295,388
                                Investment in Master Aggregate Bond
                                Index Series++ (Cost--$15,254,210)--18.9%                      15,544,558
                                Other Assets Less Liabilities--0.5%                               383,553
                                                                                            -------------
                                Net Assets--100.0%                                          $  82,223,499
                                                                                            =============


*Commercial Paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Fund.
++An affiliate of the Corporation.

See Notes to Financial Statements.


December 31, 2001, Mercury QA Strategy Series, Inc.


SCHEDULE OF INVESTMENTS (CONCLUDED)


MERCURY QA STRATEGY SERIES, INC.--ALL-EQUITY FUND


                       Shares                                                                In US Dollars
                        Held                  Mutual Funds                                       Value
Mutual Funds++--       801,269  Mercury QA International Fund (Class I)                     $   5,552,796
98.9%                3,761,168  Mercury QA Large Cap Core Fund (Class I)                       27,569,361
                     1,675,143  Mercury QA Large Cap Growth Fund (Class I)                     10,938,684
                     1,297,758  Mercury QA Large Cap Value Fund (Class I)                      10,758,416
                       712,350  Mercury QA Mid Cap Fund (Class I)                               6,653,350
                       672,125  Mercury QA Small Cap Fund (Class I)                             6,781,736

                                Total Investments in Mutual Funds (Cost--$76,242,131)          68,254,343


                        Face
                       Amount            Short-Term Securities
Commercial            $305,000  General Electric Capital Corp., 1.82% due 1/02/2002               304,985
Paper*--0.4%

                                Total Investments in Short-Term Securities (Cost--$304,985)       304,985

                                Total Investments (Cost--$76,547,116)--99.3%                   68,559,328
                                Variation Margin on Financial Futures Contract--0.0%**              1,963
                                Other Assets Less Liabilities--0.7%                               464,400
                                                                                            -------------
                                Net Assets--100.0%                                          $  69,025,691
                                                                                            =============

*Commercial Paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Fund.
**Financial futures contract purchased as of December 31, 2001 was as follows:

Number of                                  Expiration
Contracts          Issue                      Date           Value

  1   S&P 500 Financial Futures Index      March 2002      $  287,300

Total Financial Futures Contracts Purchased
(Contract Price--$285,344)                                 $  287,300
                                                           ==========

++An affiliate of the Corporation.

See Notes to Financial Statements.



December 31, 2001, Mercury QA Strategy Series, Inc.


STATEMENTS OF ASSETS AND LIABILITIES

As of December 31, 2001

                                                                            GROWTH AND       LONG-TERM
MERCURY QA STRATEGY SERIES, INC.                                           INCOME FUND      GROWTH FUND
Assets:
Investments, at value*                                                    $   60,645,076   $   66,295,388
Investment in Master Aggregate Bond Index Series, at value**                  37,200,261       15,544,558
Cash                                                                                 576              339
Cash on deposit for financial futures contracts                                  463,409          138,827
Receivables:
  Capital shares sold                                                             64,801          181,964
  Securities sold                                                                105,000           75,000
  Investment adviser                                                              42,567           91,029
Prepaid registration fees and other assets                                        65,506           62,882
                                                                          --------------   --------------
Total assets                                                                  98,587,196       82,389,987
                                                                          --------------   --------------

Liabilities:
Payables:
  Capital shares redeemed                                                         29,469           61,954
  Distributor                                                                     30,141           32,636
  Administrative fees                                                             29,061           24,252
Accrued expenses and other liabilities                                            66,547           47,646
                                                                          --------------   --------------
Total liabilities                                                                155,218          166,488
                                                                          --------------   --------------

Net Assets:
Net assets                                                                $   98,431,978   $   82,223,499
                                                                          ==============   ==============

Net Assets Consist of:
Class I Shares of Common Stock, $.0001 par value,
166,666,667 shares authorized                                             $          704   $          520
Class A Shares of Common Stock, $.0001 par value,
166,666,667 shares authorized                                                         17               16
Class B Shares of Common Stock, $.0001 par value,
166,666,667 shares authorized                                                        159              172
Class C Shares of Common Stock, $.0001 par value,
166,666,667 shares authorized                                                        250              299
Paid-in capital in excess of par                                             107,284,979       91,056,428
                                                                          --------------   --------------
Accumulated investment loss--net                                                (40,377)         (14,712)
Accumulated realized capital losses on investments--net                      (5,189,805)      (5,467,664)
Unrealized depreciation on investments--net                                  (3,623,949)      (3,351,560)
                                                                          --------------   --------------
Total accumulated losses--net                                                (8,854,131)      (8,833,936)
                                                                          --------------   --------------
Net assets                                                                $   98,431,978     $ 82,223,499
                                                                          ==============   ==============

Net Asset Value:
Class I:   Net assets                                                     $   61,401,301   $   42,512,477
                                                                          ==============   ==============
           Shares outstanding                                                  7,041,607        5,197,188
                                                                          ==============   ==============
           Net asset value                                                $         8.72   $         8.18
                                                                          ==============   ==============
Class A:   Net assets                                                     $    1,518,868   $    1,275,008
                                                                          ==============   ==============
           Shares outstanding                                                    174,311          155,766
                                                                          ==============   ==============
           Net asset value                                                $         8.71   $         8.19
                                                                          ==============   ==============
Class B:   Net assets                                                     $   13,780,488   $   14,014,638
                                                                          ==============   ==============
           Shares outstanding                                                  1,586,554        1,715,108
                                                                          ==============   ==============
           Net asset value                                                $         8.69   $         8.17
                                                                          ==============   ==============
Class C:   Net assets                                                     $   21,731,321   $   24,421,376
                                                                          ==============   ==============
           Shares outstanding                                                  2,504,131        2,991,547
                                                                          ==============   ==============
           Net asset value                                                $         8.68   $         8.16
                                                                          ==============   ==============

*Identified cost                                                          $   64,865,116   $   69,937,296
                                                                          ==============   ==============
**Identified cost                                                         $   36,604,170   $   15,254,210
                                                                          ==============   ==============

See Notes to Financial Statements.


December 31, 2001, Mercury QA Strategy Series, Inc.


STATEMENTS OF ASSETS AND LIABILITIES
(CONCLUDED)

As of December 31, 2001
                                                                                              ALL-EQUITY
MERCURY QA STRATEGY SERIES, INC.                                                                 FUND
Assets:
Investments, at value*                                                                       $ 68,559,328
Cash                                                                                                  101
Cash on deposit for financial futures contracts                                                   386,592
Receivables:
  Capital shares sold                                                                             135,738
  Securities sold                                                                                 125,000
  Investment adviser                                                                              119,534
  Variation margin                                                                                  1,963
Prepaid registration fees and other assets                                                         63,285
                                                                                             ------------
Total assets                                                                                   69,391,541
                                                                                             ------------

Liabilities:
Payables:
  Capital shares redeemed                                                                         253,086
  Distributor                                                                                      43,846
  Administrative fees                                                                              20,491
Accrued expenses                                                                                   48,427
                                                                                             ------------
Total liabilities                                                                                 365,850
                                                                                             ------------

Net Assets:
Net assets                                                                                   $ 69,025,691
                                                                                             ============

Net Assets Consist of:
Class I Shares of Common Stock, $.0001 par value, 166,666,667 shares authorized              $        208
Class A Shares of Common Stock, $.0001 par value, 166,666,667 shares authorized                        22
Class B Shares of Common Stock, $.0001 par value, 166,666,667 shares authorized                       299
Class C Shares of Common Stock, $.0001 par value, 166,666,667 shares authorized                       378
Paid-in capital in excess of par                                                               86,320,798
                                                                                             ------------
Accumulated realized capital losses on investments--net                                       (9,310,182)
Unrealized depreciation on investments--net                                                   (7,985,832)
                                                                                             ------------
Total accumulated losses--net                                                                (17,296,014)
                                                                                             ------------
Net assets                                                                                   $ 69,025,691
                                                                                             ============

Net Asset Value:
Class I:   Net assets                                                                        $ 16,056,877
                                                                                             ============
           Shares outstanding                                                                   2,084,291
                                                                                             ============
           Net asset value                                                                   $       7.70
                                                                                             ============
Class A:   Net assets                                                                        $  1,668,367
                                                                                             ============
           Shares outstanding                                                                     217,352
                                                                                             ============
           Net asset value                                                                   $       7.68
                                                                                             ============
Class B:   Net assets                                                                        $ 22,675,403
                                                                                             ============
           Shares outstanding                                                                   2,990,366
                                                                                             ============
           Net asset value                                                                   $       7.58
                                                                                             ============
Class C:   Net assets                                                                        $ 28,625,044
                                                                                             ============
           Shares outstanding                                                                   3,775,273
                                                                                             ============
           Net asset value                                                                   $       7.58
                                                                                             ============

*Identified cost                                                                             $ 76,547,116
                                                                                             ============

See Notes to Financial Statements.


December 31, 2001, Mercury QA Strategy Series, Inc.


STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2001

MERCURY QA STRATEGY SERIES, INC.
                                                            GROWTH AND        LONG-TERM       ALL-EQUITY
                                                           INCOME FUND       GROWTH FUND         FUND
Investment Income:
Interest                                                  $     183,024    $     120,702    $      87,810
Dividends from underlying funds                                  19,582           21,346           23,973
Income allocated from the Series                              1,992,273          679,451               --
Expenses allocated from the Series                             (44,207)         (15,824)               --
                                                          -------------    -------------    -------------
Total income and net investment income from the Series        2,150,672          805,675          111,783
                                                          -------------    -------------    -------------

Expenses:
Administrative fees                                             296,594          208,535          230,439
Account maintenance and distribution fees--Class C              199,443          214,507          282,657
Account maintenance and distribution fees--Class B              113,682          135,382          233,029
Investment advisory fees                                        127,112           89,372           98,760
Registration fees                                                72,110           86,540           55,755
Accounting services                                              75,621           45,372           85,689
Professional fees                                                34,624           34,827           34,190
Printing and shareholder reports                                 32,294           10,193           26,232
Transfer agent fees--Class C                                      8,175           19,368           40,431
Offering costs                                                    9,263           11,103           37,898
Transfer agent fees--Class B                                      4,805           11,630           31,566
Transfer agent fees--Class I                                     14,245           14,698           12,760
Directors' fees and expenses                                      5,847            4,673            8,330
Account maintenance fees--Class A                                 3,874            3,553            6,436
Custodian fees                                                    1,096            2,610            8,121
Transfer agent fees--Class A                                        467            1,014            3,097
Other                                                            10,942            9,961           10,940
                                                          -------------    -------------    -------------
Total expenses before reimbursement                           1,010,194          903,338        1,206,330
Reimbursement of expenses                                     (438,972)        (496,272)        (684,207)
                                                          -------------    -------------    -------------
Total expenses after reimbursement                              571,222          407,066          522,123
                                                          -------------    -------------    -------------
Investment income(loss)--net                                  1,579,450          398,609        (410,340)
                                                          -------------    -------------    -------------

Realized & Unrealized Gain (Loss) on Investments--Net:
Realized loss on investments--net                           (4,708,358)      (4,914,844)      (7,215,371)
Realized gain from the Series--net                              246,687          159,104               --
Change in unrealized depreciation on
  investments--net                                          (2,814,188)      (1,191,668)      (2,269,234)
Change in unrealized appreciation from the
  Series--net                                                   117,316           83,244               --
                                                          -------------    -------------    -------------

Net Decrease in Net Assets Resulting from Operations      $ (5,579,093)    $ (5,465,555)    $ (9,894,945)
                                                          =============    =============    =============

See Notes to Financial Statements.


December 31, 2001, Mercury QA Strategy Series, Inc.


STATEMENTS OF CHANGES
IN NET ASSETS

MERCURY QA STRATEGY SERIES, INC.
                                                                               Growth and Income Fund

                                                                                             For the
                                                                            For the           Period
                                                                           Year Ended     June 2, 2000++
                                                                          December 31,     to Dec. 31,
Increase (Decrease) in Net Assets:                                            2001             2000
Operations:
Investment income--net                                                    $    1,579,450   $      206,221
Realized loss on investments--net                                            (4,708,358)        (494,997)
Realized gain from the Series--net                                               246,687           20,365
Change in unrealized depreciation on investments--net                        (2,814,188)      (1,405,852)
Change in unrealized appreciation from the Series--net                           117,316          225,092
                                                                          --------------   --------------
Net decrease in net assets resulting from operations                         (5,579,093)      (1,449,171)
                                                                          --------------   --------------

Dividends to Shareholders:
Investment income--net:
  Class I                                                                    (1,187,460)         (15,731)
  Class A                                                                       (25,704)         (15,943)
  Class B                                                                      (149,974)         (60,328)
  Class C                                                                      (225,345)        (114,219)
In excess of investment income--net:
  Class I                                                                             --            (443)
  Class A                                                                             --            (449)
  Class B                                                                             --          (1,699)
  Class C                                                                             --          (3,217)
                                                                          --------------   --------------
Net decrease in net assets resulting from dividends to shareholders          (1,588,483)        (212,029)
                                                                          --------------   --------------

Capital Share Transactions:
Net increase in net assets derived from capital share transactions            79,147,174       28,013,580
                                                                          --------------   --------------

Net Assets:
Total increase in net assets                                                  71,979,598       26,352,380
Beginning of period                                                           26,452,380          100,000
                                                                          --------------   --------------
End of period*                                                            $   98,431,978   $   26,452,380
                                                                          ==============   ==============

*Accumulated investment loss--net                                         $     (40,377)   $           --
                                                                          ==============   ==============

++Commencement of operations.

See Notes to Financial Statements.


December 31, 2001, Mercury QA Strategy Series, Inc.


STATEMENTS OF CHANGES IN NET ASSETS
(CONTINUED)

MERCURY QA STRATEGY SERIES, INC.

                                                                             Long-Term Growth Fund
                                                                                             For the
                                                                            For the           Period
                                                                           Year Ended     June 2, 2000++
                                                                          December 31,     to Dec. 31,
Increase (Decrease) in Net Assets:                                            2001             2000
Operations:
Investment income--net                                                    $      398,609   $      116,370
Realized loss on investments--net                                            (4,914,844)        (589,987)
Realized gain from the Series--net                                               159,104           10,664
Change in unrealized depreciation on investments--net                        (1,191,668)      (2,450,240)
Change in unrealized appreciation from the Series--net                            83,244           77,630
                                                                          --------------   --------------
Net decrease in net assets resulting from operations                         (5,465,555)      (2,835,563)
                                                                          --------------   --------------

Dividends to Shareholders:
Investment income--net:
  Class I                                                                      (386,893)         (19,831)
  Class A                                                                        (8,091)         (10,131)
  Class B                                                                          (966)         (33,307)
  Class C                                                                        (8,343)         (52,979)
                                                                          --------------   --------------
Net decrease in net assets resulting from dividends to shareholders            (404,293)        (116,248)
                                                                          --------------   --------------

Capital Share Transactions:
Net increase in net assets derived from capital share transactions            56,699,244       34,245,914
                                                                          --------------   --------------

Net Assets:
Total increase in net assets                                                  50,829,396       31,294,103
Beginning of period                                                           31,394,103          100,000
                                                                          --------------   --------------
End of period*                                                            $   82,223,499   $   31,394,103
                                                                          ==============   ==============

*Undistributed (accumulated) investment income (loss)--net                $     (14,712)   $        2,289
                                                                          ==============   ==============

++Commencement of operations.

See Notes to Financial Statements.


December 31, 2001, Mercury QA Strategy Series, Inc.


STATEMENTS OF CHANGES IN NET ASSETS
(CONCLUDED)

MERCURY QA STRATEGY SERIES, INC.
                                                                                  All-Equity Fund
                                                                                             For the
                                                                            For the           Period
                                                                           Year Ended     June 2, 2000++
                                                                          December 31,     to Dec. 31,
Increase (Decrease) in Net Assets:                                            2001             2000
Operations:
Investment loss--net                                                      $    (410,340)   $     (99,729)
Realized loss on investments--net                                            (7,215,371)      (2,094,811)
Change in unrealized depreciation on investments--net                        (2,269,234)      (5,716,598)
                                                                          --------------   --------------
Net decrease in net assets resulting from operations                         (9,894,945)      (7,911,138)
                                                                          --------------   --------------

Capital Share Transactions:
Net increase in net assets derived from capital
share transactions                                                            18,563,811       68,167,963
                                                                          --------------   --------------

Net Assets:
Total increase in net assets                                                   8,668,866       60,256,825
Beginning of period                                                           60,356,825          100,000
                                                                          --------------   --------------
End of period                                                             $   69,025,691   $   60,356,825
                                                                          ==============   ==============

++Commencement of operations.

See Notes to Financial Statements.


December 31, 2001, Mercury QA Strategy Series, Inc.



FINANCIAL HIGHLIGHTS


MERCURY QA STRATEGY SERIES, INC.--GROWTH AND INCOME FUND

The following per share data and ratios have been derived from information provided in the financial statements.


                                                         Class I                      Class A
                                                                  For the                       For the
                                                   For the         Period        For the         Period
                                                     Year         June 2,          Year         June 2,
                                                    Ended        2000++ to        Ended        2000++ to
                                                   Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,
Increase (Decrease) in Net Asset Value:              2001           2000           2001           2000
Per Share Operating Performance:
Net asset value, beginning of period               $    9.33      $   10.00      $    9.33      $   10.00
                                                   ---------      ---------      ---------      ---------
Investment income--net                              .20+++++            .11       .21+++++            .10
Realized and unrealized loss on
  investments--net                                     (.64)          (.67)          (.68)          (.67)
                                                   ---------      ---------      ---------      ---------
Total from investment operations                       (.44)          (.56)          (.47)          (.57)
                                                   ---------      ---------      ---------      ---------
Less dividends:
  Investment income--net                               (.17)          (.11)          (.15)          (.10)
  In excess of investment income--net                     --         --++++             --         --++++
                                                   ---------      ---------      ---------      ---------
Total dividends                                        (.17)          (.11)          (.15)          (.10)
                                                   ---------      ---------      ---------      ---------
Net asset value, end of period                     $    8.72      $    9.33      $    8.71      $    9.33
                                                   =========      =========      =========      =========

Total Investment Return:**
Based on net asset value per share                   (4.68%)     (5.54%)+++        (5.03%)     (5.64%)+++
                                                   =========      =========      =========      =========

Ratios to Average Net Assets:
Expenses, net of reimbursement++++++                    .30%          .32%*           .55%          .57%*
                                                   =========      =========      =========      =========
Expenses++++++                                          .81%         1.92%*          1.06%         2.19%*
                                                   =========      =========      =========      =========
Investment income--net                                 2.17%         2.97%*          2.29%         2.68%*
                                                   =========      =========      =========      =========

Supplemental Data:
Net assets, end of period (in thousands)           $  61,401      $   1,379      $   1,519      $   1,476
                                                   =========      =========      =========      =========
Portfolio turnover                                    41.29%         21.61%         41.29%         21.61%
                                                   =========      =========      =========      =========

*Annualized.
**Total investment returns exclude the effects of sales charges.
++Commencement of operations.
++++Amount is less than $.01 per share.
++++++Amounts do not include expenses of the Underlying Funds, but do include the Fund's share of the Series' allocated expenses. The expense ratios of the Underlying Funds range from approximately
1.21% to 2.77%. The impact of the Underlying Funds' expense ratios can vary according to changes in the Underlying Funds' expenses and the investment weighting the Fund has in the Underlying Funds.
+++Aggregate total investment return.
+++++Based on average shares outstanding.

See Notes to Financial Statements.


December 31, 2001, Mercury QA Strategy Series, Inc.


FINANCIAL HIGHLIGHTS (CONTINUED)


MERCURY QASTRATEGY SERIES, INC.--GROWTH AND INCOME FUND

The following per share data and ratios have been derived from information provided in the financial statements.


                                                        Class B                       Class C
                                                                  For the                       For the
                                                   For the         Period        For the         Period
                                                     Year         June 2,          Year         June 2,
                                                    Ended        2000++ to        Ended        2000++ to
                                                   Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,
Increase (Decrease) in Net Asset Value:              2001           2000           2001           2000
Per Share Operating Performance:
Net asset value, beginning of period               $    9.32      $   10.00      $    9.30      $   10.00
                                                   ---------      ---------      ---------      ---------
Investment income--net                              .11+++++            .07       .12+++++            .07
Realized and unrealized loss on
  investments--net                                     (.64)          (.68)          (.65)          (.70)
                                                   ---------      ---------      ---------      ---------
Total from investment operations                       (.53)          (.61)          (.53)          (.63)
                                                   ---------      ---------      ---------      ---------
Less dividends:
  Investment income--net                               (.10)          (.07)          (.09)          (.07)
  In excess of investment income--net                     --         --++++             --         --++++
                                                   ---------      ---------      ---------      ---------
Total dividends                                        (.10)          (.07)          (.09)          (.07)
                                                   ---------      ---------      ---------      ---------
Net asset value, end of period                     $    8.69      $    9.32      $    8.68      $    9.30
                                                   =========      =========      =========      =========

Total Investment Return:**
Based on net asset value per share                   (5.70%)     (6.05%)+++        (5.68%)     (6.26%)+++
                                                   =========      =========      =========      =========

Ratios to Average Net Assets:
Expenses, net of reimbursement++++++                   1.31%         1.33%*          1.31%         1.33%*
                                                   =========      =========      =========      =========
Expenses++++++                                         1.83%         2.95%*          1.82%         2.92%*
                                                   =========      =========      =========      =========
Investment income--net                                 1.33%         1.81%*          1.35%         1.74%*
                                                   =========      =========      =========      =========

Supplemental Data:
Net assets, end of period (in thousands)           $  13,781      $   8,221      $  21,731      $  15,376
                                                   =========      =========      =========      =========
Portfolio turnover                                    41.29%         21.61%         41.29%         21.61%
                                                   =========      =========      =========      =========

*Annualized.
**Total investment returns exclude the effects of sales charges.
++Commencement of operations.
++++Amount is less than $.01 per share.
++++++Amounts do not include expenses of the Underlying Funds, but do include the Fund's share of the Series' allocated expenses. The expense ratios of the Underlying Funds range from approximately
1.21% to 2.77%. The impact of the Underlying Funds' expense ratios can vary according to changes in the Underlying Funds' expenses and the investment weighting the Fund has in the Underlying Funds.
+++Aggregate total investment return.
+++++Based on average shares outstanding.

See Notes to Financial Statements.


December 31, 2001, Mercury QA Strategy Series, Inc.



FINANCIAL HIGHLIGHTS (CONTINUED)


MERCURY QA STRATEGY SERIES, INC.--LONG-TERM GROWTH FUND

The following per share data and ratios have been derived from information provided in the financial statements.


                                                        Class I                       Class A
                                                                  For the                       For the
                                                   For the         Period        For the         Period
                                                     Year         June 2,          Year         June 2,
                                                    Ended        2000++ to        Ended        2000++ to
                                                   Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,
Increase (Decrease) in Net Asset Value:              2001           2000           2001           2000
Per Share Operating Performance:
Net asset value, beginning of period               $    9.03      $   10.00      $    9.03      $   10.00
                                                   ---------      ---------      ---------      ---------
Investment income--net                              .07+++++            .06       .11+++++            .07
Realized and unrealized loss on
  investments--net                                     (.84)          (.96)          (.90)          (.98)
                                                   ---------      ---------      ---------      ---------
Total from investment operations                       (.77)          (.90)          (.79)          (.91)
                                                   ---------      ---------      ---------      ---------
Less dividends from investment income--net             (.08)          (.07)          (.05)          (.06)
                                                   ---------      ---------      ---------      ---------
Net asset value, end of period                     $    8.18      $    9.03      $    8.19      $    9.03
                                                   =========      =========      =========      =========

Total Investment Return:**
Based on net asset value per share                   (8.57%)     (8.94%)+++        (8.71%)     (9.07%)+++
                                                   =========      =========      =========      =========

Ratios to Average Net Assets:
Expenses, net of reimbursement++++                      .08%          .09%*           .33%          .35%*
                                                   =========      =========      =========      =========
Expenses++++                                            .93%         1.71%*          1.15%         1.97%*
                                                   =========      =========      =========      =========
Investment income--net                                  .93%         1.71%*          1.36%         1.46%*
                                                   =========      =========      =========      =========

Supplemental Data:
Net assets, end of period (in thousands)           $  42,512      $   2,538      $   1,275      $   1,545
                                                   =========      =========      =========      =========
Portfolio turnover                                    50.96%         23.01%         50.96%         23.01%
                                                   =========      =========      =========      =========


*Annualized.
**Total investment returns exclude the effects of sales charges.
++Commencement of operations.
++++Amounts do not include expenses of the Underlying Funds, but do include the Fund's share of the Series' allocated expenses. The expense ratios of the Underlying Funds range from approximately
1.21% to 2.77%. The impact of the Underlying Funds' expense ratios can vary according to changes in the Underlying Funds' expenses and the investment weighting the Fund has in the Underlying Funds.
+++Aggregate total investment return.
+++++Based on average shares outstanding.

See Notes to Financial Statements.


December 31, 2001, Mercury QA Strategy Series, Inc.


FINANCIAL HIGHLIGHTS (CONTINUED)


MERCURY QA STRATEGY SERIES, INC.--LONG-TERM GROWTH FUND

The following per share data and ratios have been derived from information provided in the financial statements.


                                                        Class B                       Class C
                                                                  For the                       For the
                                                   For the         Period        For the         Period
                                                     Year         June 2,          Year         June 2,
                                                    Ended        2000++ to        Ended        2000++ to
                                                   Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,
Increase (Decrease) in Net Asset Value:              2001           2000           2001           2000
Per Share Operating Performance:
Net asset value, beginning of period               $    9.02      $   10.00      $    9.02      $   10.00
                                                   ---------      ---------      ---------      ---------
Investment income--net                              .04+++++            .04       .04+++++            .03
Realized and unrealized loss on
  investments--net                                     (.89)          (.99)          (.90)          (.98)
                                                   ---------      ---------      ---------      ---------
Total from investment operations                       (.85)          (.95)          (.86)          (.95)
                                                   ---------      ---------      ---------      ---------
Less dividends from investment income--net            --++++          (.03)         --++++          (.03)
                                                   ---------      ---------      ---------      ---------
Net asset value, end of period                     $    8.17      $    9.02      $    8.16      $    9.02
                                                   =========      =========      =========      =========

Total Investment Return:**
Based on net asset value per share                   (9.42%)     (9.53%)+++        (9.50%)     (9.48%)+++
                                                   =========      =========      =========      =========

Ratios to Average Net Assets:
Expenses, net of reimbursement++++++                   1.09%         1.10%*          1.10%         1.10%*
                                                   =========      =========      =========      =========
Expenses++++++                                         1.92%         2.73%*          1.92%         2.72%*
                                                   =========      =========      =========      =========
Investment income--net                                  .51%          .72%*           .44%          .64%*
                                                   =========      =========      =========      =========

Supplemental Data:
Net assets, end of period (in thousands)           $  14,015      $  11,547      $  24,421      $  15,764
                                                   =========      =========      =========      =========

Portfolio turnover                                    50.96%         23.01%         50.96%         23.01%
                                                   =========      =========      =========      =========

*Annualized.
**Total investment returns exclude the effects of sales charges.
++Commencement of operations.
++++Amount is less than $.01 per share.
++++++Amounts do not include expenses of the Underlying Funds, but do include the Fund's share of the Series' allocated expenses. The expense ratios of the Underlying Funds range from approximately
1.21% to 2.77%. The impact of the Underlying Funds' expense ratios can vary according to changes in the Underlying Funds' expenses and the investment weighting the Fund has in the Underlying Funds.
+++Aggregate total investment return.
+++++Based on average shares outstanding.

See Notes to Financial Statements.


December 31, 2001, Mercury QA Strategy Series, Inc.


FINANCIAL HIGHLIGHTS (CONTINUED)


MERCURY QA STRATEGY SERIES, INC.--ALL-EQUITY FUND

The following per share data and ratios have been derived from information provided in the financial statements.


                                                        Class I                       Class A
                                                                  For the                       For the
                                                   For the         Period        For the         Period
                                                     Year         June 2,          Year         June 2,
                                                    Ended        2000++ to        Ended        2000++ to
                                                   Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,
Increase (Decrease) in Net Asset Value:              2001           2000           2001           2000
Per Share Operating Performance:
Net asset value, beginning of period               $    8.82      $   10.00      $    8.81      $   10.00
                                                   ---------      ---------      ---------      ---------
Investment income (loss)--net                        .01++++            .02    --+++++++++            .01
Realized and unrealized loss on
  investments--net                                    (1.13)         (1.20)         (1.13)         (1.20)
                                                   ---------      ---------      ---------      ---------
Total from investment operations                      (1.12)         (1.18)         (1.13)         (1.19)
                                                   ---------      ---------      ---------      ---------
Net asset value, end of period                     $    7.70      $    8.82      $    7.68      $    8.81
                                                   =========      =========      =========      =========

Total Investment Return:**
Based on net asset value per share                  (12.70%)    (11.80%)+++       (12.83%)    (11.90%)+++
                                                   =========      =========      =========      =========

Ratios to Average Net Assets:
Expenses, net of reimbursement++++++                    .00%          .00%*           .23%          .24%*
                                                   =========      =========      =========      =========
Expenses++++++                                         1.01%         1.26%*          1.28%         1.50%*
                                                   =========      =========      =========      =========
Investment income (loss)--net                           .18%          .53%*         (.05%)          .35%*
                                                   =========      =========      =========      =========

Supplemental Data:
Net assets, end of period (in thousands)           $  16,057      $   5,406      $   1,668      $   3,860
                                                   =========      =========      =========      =========
Portfolio turnover                                    49.26%         46.57%         49.26%         46.57%
                                                   =========      =========      =========      =========

*Annualized.
**Total investment returns exclude the effects of sales charges.
++Commencement of operations.
++++Based on average shares outstanding.
++++++Amounts do not include expenses of the Underlying Funds. The expense ratios of the Underlying Funds range from approximately
1.21% to 2.77%. The impact of the Underlying Funds' expense ratios can vary according to changes in the Underlying Funds' expenses and the investment weighting the Fund has in the Underlying Funds.
+++Aggregate total investment return.
+++++Amount is less than $.01 per share.

See Notes to Financial Statements.


December 31, 2001, Mercury QA Strategy Series, Inc.


FINANCIAL HIGHLIGHTS (CONCLUDED)


MERCURY QA STRATEGY SERIES, INC.--ALL-EQUITY FUND

The following per share data and ratios have been derived from information provided in the financial statements.


                                                        Class B                       Class C
                                                                  For the                       For the
                                                   For the         Period        For the         Period
                                                     Year         June 2,          Year         June 2,
                                                    Ended        2000++ to        Ended        2000++ to
                                                   Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,
Increase (Decrease) in Net Asset Value:              2001           2000           2001           2000
Per Share Operating Performance:
Net asset value, beginning of period               $    8.77      $   10.00      $    8.77      $   10.00
                                                   ---------      ---------      ---------      ---------
Investment loss--net                               (.07)++++          (.02)      (.07)++++          (.02)
Realized and unrealized loss on
  investments--net                                    (1.12)         (1.21)         (1.12)         (1.21)
                                                   ---------      ---------      ---------      ---------
Total from investment operations                      (1.19)         (1.23)         (1.19)         (1.23)
                                                   ---------      ---------      ---------      ---------
Net asset value, end of period                     $    7.58      $    8.77      $    7.58      $    8.77
                                                   =========      =========      =========      =========

Total Investment Return:**
Based on net asset value per share                  (13.57%)    (12.30%)+++       (13.57%)    (12.30%)+++
                                                   =========      =========      =========      =========

Ratios to Average Net Assets:
Expenses, net of reimbursement++++++                   1.00%         1.00%*          1.01%         1.00%*
                                                   =========      =========      =========      =========
Expenses++++++                                         2.04%         2.25%*          2.05%         2.26%*
                                                   =========      =========      =========      =========
Investment loss--net                                  (.83%)        (.42%)*         (.84%)        (.44%)*
                                                   =========      =========      =========      =========

Supplemental Data:
Net assets, end of period (in thousands)           $  22,676      $  24,148      $  28,625      $  26,943
                                                   =========      =========      =========      =========
Portfolio turnover                                    49.26%         46.57%         49.26%         46.57%
                                                   =========      =========      =========      =========

*Annualized.
**Total investment returns exclude the effects of sales charges.
++Commencement of operations.
++++Based on average shares outstanding.
++++++Amounts do not include expenses of the Underlying Funds. The expense ratios of the Underlying Funds range from approximately
1.21% to 2.77%. The impact of the Underlying Funds' expense ratios can vary according to changes in the Underlying Funds' expenses and the investment weighting the Fund has in the Underlying Funds.
+++Aggregate total investment return.

See Notes to Financial Statements.


December 31, 2001, Mercury QA Strategy Series, Inc.


NOTES TO FINANCIAL STATEMENTS


MERCURY QA STRATEGY SERIES, INC.

1. Significant Accounting Policies:
Mercury QA Strategy Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company consisting of three separate funds: Mercury QA Strategy Growth and Income Fund ("Growth and Income Fund"), Mercury QA Strategy Long-Term Growth Fund ("Long-Term Growth Fund") and Mercury QA Strategy All-Equity Fund ("All-Equity Fund") (the "Fund" or "Funds"). Each Fund seeks to achieve its respective investment objective by investing in a mix of Underlying Funds (the "Underlying Funds") managed or distributed by Mercury Advisors, or one of its affiliates. The Growth and Income and Long-Term Growth Funds invest a portion of their assets in Master Aggregate Bond Index Series (the "Series") of Quantitative Master Series Trust. The value of each Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series. The performance of the Fund is impacted by the performance of the Series. The percentage of the Series owned by the Growth and Income Fund and the Long-Term Growth Fund at December 31, 2001 was 8% and 3.3%, respectively. In addition, each Fund may invest some of its assets directly in derivative instruments. Each Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Each Fund offers four classes of shares. Class I and Class A Shares are sold with a front-end sales charge. Class B and Class C Shares may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures (except that Class B Shares have certain voting rights with respect to Class A distribution expenditures). The following is a summary of significant accounting policies followed by the Funds.

(a) Valuation of investments--Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Investments in the Series are valued according to each Fund's proportionate interest in the Series. Portfolio securities of the Funds, the Underlying Funds and the Series that are traded on stock exchanges are valued at the last sale price, on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities that are traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Corporation's Board of Directors.



December 31, 2001, Mercury QA Strategy Series, Inc.


NOTES TO FINANCIAL STATEMENTS
(CONTINUED)


(b) Derivative financial instruments--Each Fund may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

* Options--Each Fund is authorized to write and purchase call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written.

When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

* Forward foreign exchange contracts--Each Fund is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Fund's records. However, the effect on operations is recorded from the date the Fund enters into such contracts.

* Foreign currency options and futures--Each Fund may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar-denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund.



December 31, 2001, Mercury QA Strategy Series, Inc.


NOTES TO FINANCIAL STATEMENTS
(CONTINUED)


* Financial futures contracts--Each Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(c) Income taxes--It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income, including dividend income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend dates. Interest income is recognized on the accrual basis. The Growth and Income and Long-Term Growth Fund's income includes each Funds' pro rata share of the realized and unrealized gains and losses, and net investment income of the Series, less all actual and accrued expenses of each Fund. As required, effective January 1, 2001, the Funds have adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing all premiums and discounts on debt securities. The cumulative effect of this accounting change had no impact on total net assets of the Funds, but resulted in a $94,503 reduction on the Growth and Income Fund in cost of the Series (which in return results in a corresponding $94,503 decrease in net unrealized depreciation and a corresponding $94,503 decrease in undistributed net investment income), based on the Growth and Income Fund's investment in the Series as of December 31, 2000. It also resulted in a $32,229 reduction on the Long-Term Growth Fund in cost of the Series (which in return results in a corresponding $32,229 decrease in net unrealized depreciation and a corresponding $32,229 decrease in undistributed net investment income), based on the Long-Term Growth Fund's investment in the Series as of December 31, 2000.

The effect of this change for the year ended December 31, 2001 on the Growth and Income Fund was to decrease net investment income by $4,794, decrease net unrealized depreciation by $44,737 and decrease net realized capital losses by $54,560, and on the Long-Term Growth Fund was to decrease net investment income by $1,635, decrease net unrealized depreciation by $15,257 and decrease net realized capital losses by $18,607. The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect this change in presentation.



December 31, 2001, Mercury QA Strategy Series, Inc.


NOTES TO FINANCIAL STATEMENTS
(CONTINUED)


(e) Expenses--Most expenses of the Corporation can be directly attributed to a Fund. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds, but do include the Growth and Income and Long-Term Growth Fund's share of the Series allocated expenses. Each Fund indirectly bears its proportional share of the fees and expenses of the underlying funds in which it invests. Accordingly, each Fund's investment return will be net of both the fees and expenses of the Underlying Funds and the expenses attributable to each Fund.

(f) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(g) Dividends and distributions--Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions in excess of net investment income are due primarily to differing tax treatments for futures transactions and post-October losses.

(h) Reclassification--Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, the current year's permanent book/tax differences of $189,433 have been reclassified between accumulated net realized capital losses and paid-in capital in excess of par and $63,159 has been reclassified between accumulated net realized capital losses and accumulated net investment loss in the Growth and Income Fund, $111,183 has been reclassified between accumulated net realized capital losses and paid-in capital in excess of par and $20,912 has been reclassified between accumulated net realized capital losses and accumulated net investment loss in the Long-Term Growth Fund and $410,340 has been reclassified between paid-in capital in excess of par and accumulated net investment loss in the All-Equity Fund.

Additionally, certain prior year amounts have been reclassified for consistent financial statement presentation. Certain current year amounts ($159,180 and $97,245 decrease to paid-in capital and a corresponding increase to the Growth and Income Fund's and Long-Term Growth Fund's share of net unrealized appreciation on investments from the Series, respectively) are classified to reflect the liquidation of certain partners' investments in the Series. These reclassifications have no effect on net assets or net asset values per share.


2. Investment Advisory Agreement and Transactions with Affiliates:
The Corporation has entered into an Investment Advisory Agreement with Mercury Advisors. The general partner of Mercury Advisors is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Corporation has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

Mercury Advisors is responsible for the management of each Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays a monthly fee at the annual rate of .15% of that Fund's average daily net assets.



December 31, 2001, Mercury QA Strategy Series, Inc.


NOTES TO FINANCIAL STATEMENTS
(CONTINUED)


For the year ended December 31, 2001, Mercury Advisors earned advisory fees of $127,112, $89,372 and $98,760 from Growth and Income Fund, Long-Term Growth Fund and All-Equity Fund, respectively, a portion of which was waived. In addition, Mercury Advisors was reimbursed additional expenses of $311,860, $406,900 and $585,447 from Growth and Income Fund, Long-Term Growth Fund and All-Equity Fund, respectively.

The Corporation has also entered into an Administrative Agreement with Mercury Advisors. The Corporation pays a monthly fee at an annual rate of .35% of each Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Funds. For the year ended December 31, 2001, Mercury Advisors earned administrative fees of $296,594, $208,535 and $230,439 from Growth and Income Fund, Long-Term Growth Fund and All-Equity Fund, respectively, all of which was waived.

Pursuant to the Distribution Plans adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Funds pay the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:


                             Account
                         Maintenance Fee      Distribution Fee

Class A                        .25%                 --
Class B                        .25%               .75%
Class C                        .25%               .75%


Pursuant to a sub-agreement with the Distributor, selected dealers provide account maintenance and distribution services to the Corporation. The ongoing account maintenance fee compensates the Distributor and selected dealers for providing account maintenance services to Class A, Class B and Class C shareholders. The ongoing distribution fee compensates the Distributor and selected dealers for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the year ended December 31, 2001, FAMD earned underwriting discounts and Merrill Lynch, Pierce, Fenner & Smith Incorporated
("MLPF&S"), a subsidiary of ML & Co., earned dealer concessions on sales of Class I and Class A Shares as follows:


                     Growth and      Long-Term      All-Equity
                    Income Fund     Growth Fund        Fund

Class I:

   FAMD                     --             --        $     7
   MLPF&S                   --             --        $   150

Class A:

   FAMD                $   806         $  295        $   915
   MLPF&S              $16,427         $4,640        $14,000



December 31, 2001, Mercury QA Strategy Series, Inc.


NOTES TO FINANCIAL STATEMENTS
(CONTINUED)


MLPF&S received contingent deferred sales charges relating to transactions in Class B and Class C Shares as follows:


                                     Class B         Class C

Growth and Income Fund               $ 40,235        $13,311

Long-Term Growth Fund                $ 49,919        $16,307

All-Equity Fund                      $108,374        $19,476


Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Corporation's transfer agent.

Prior to January 1, 2001, Mercury Advisors provided accounting services to the Funds at its cost and the Funds reimbursed Mercury Advisors for these services. Mercury Advisors continues to provide certain accounting services to the Funds. The Funds reimburse Mercury Advisors at its cost for such services. For the year ended December 31, 2001, the Funds reimbursed Mercury Advisors an aggregate of $46,073 for the above-described services. The Funds entered into an agreement with State Street Bank and Trust Company ("State Street"), effective January 1, 2001, pursuant to which State Street provides certain accounting services to the Funds. The Funds pay a fee for these services.

Certain officers and/or directors of the Corporation are officers and/or directors of Mercury Advisors, PSI, FAMD, FDS, and/or
ML & Co.


3. Investments:
Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2001 were as follows:


                                      Purchases           Sales

Growth and Income Fund              $107,919,493       $ 31,910,750

Long-Term Growth Fund               $ 86,433,497       $ 29,163,251

All-Equity Fund                     $ 49,781,496       $ 31,292,000



Net realized losses for the year ended December 31, 2001 and net unrealized gains (losses) as of December 31, 2001 were as follows:


                                       Realized         Unrealized
GROWTH AND INCOME FUND                  Losses            Losses

Long-term investments             $  (4,169,413)     $  (3,743,326)
Short-term investments                     (277)                 --
Financial futures contracts            (291,981)                 --
                                  --------------     --------------
Total                             $  (4,461,671)     $  (3,743,326)
                                  ==============     ==============


                                       Realized         Unrealized
LONG-TERM GROWTH FUND                   Losses            Losses

Long-term investments             $  (4,555,063)     $  (3,432,162)
Short-term investments                     (360)                 --
Financial futures contracts            (200,317)                 --
                                  --------------     --------------
Total                             $  (4,755,740)     $  (3,432,162)
                                  ==============     ==============



December 31, 2001, Mercury QA Strategy Series, Inc.


NOTES TO FINANCIAL STATEMENTS
(CONTINUED)



                                       Realized         Unrealized
ALL-EQUITY FUND                         Losses        Gains (Losses)

Long-term investments             $  (6,669,657)     $  (7,987,788)
Short-term investments                     (317)                 --
Financial futures contracts            (545,397)              1,956
                                  --------------     --------------
Total                             $  (7,215,371)     $  (7,985,832)
                                  ==============     ==============


As of December 31, 2001, net unrealized depreciation and the aggregate cost of investments for Federal income tax purposes were as follows:


                             Gross            Gross             Net          Aggregate
                           Unrealized       Unrealized       Unrealized       Cost of
                          Appreciation     Depreciation     Depreciation    Investments
Growth and Income Fund     $2,726,375       $ (7,582,224)   $ (4,855,849)   $102,701,186

Long-Term Growth Fund      $1,146,924       $ (6,852,235)   $ (5,705,311)   $ 87,545,257

All-Equity Fund            $   18,102       $(11,801,613)   $(11,783,511)   $ 80,342,839


4. Capital Share Transactions:
Net increase in net assets derived from capital share transactions for the year ended December 31, 2001 and for the period June 2, 2000 to December 31, 2000 were as follows:


                                       For the          For the Period
                                      Year Ended      June 2, 2000++ to
                                  December 31, 2001     Dec. 31, 2000

Growth and Income Fund              $ 79,147,174       $ 28,013,580

Long-Term Growth Fund               $ 56,699,244       $ 34,245,914

All-Equity Fund                     $ 18,563,811       $ 68,167,963


++Commencement of operations.


Transactions in capital shares for each class were as follows:


GROWTH AND INCOME FUND

Class I Shares for the Year                               Dollar
Ended December 31, 2001                   Shares          Amount

Shares sold                            7,324,243     $   68,797,672
Shares issued to shareholders
in reinvestment of dividends             137,041          1,181,290
                                  --------------     --------------
Total issued                           7,461,284         69,978,962
Shares redeemed                        (567,433)        (5,012,268)
                                  --------------     --------------
Net increase                           6,893,851     $   64,966,694
                                  ==============     ==============



December 31, 2001, Mercury QA Strategy Series, Inc.


NOTES TO FINANCIAL STATEMENTS
(CONTINUED)


GROWTH AND INCOME FUND

Class I Shares for the Period
June 2, 2000++ to                                         Dollar
December 31, 2000                         Shares          Amount

Shares sold                              146,697     $    1,453,574
Shares issued to shareholders
in reinvestment of dividends               1,152             10,445
                                  --------------     --------------
Total issued                             147,849          1,464,019
Shares redeemed                          (2,586)           (24,597)
                                  --------------     --------------
Net increase                             145,263     $    1,439,422
                                  ==============     ==============


++Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury Advisors for $25,000.



GROWTH AND INCOME FUND

Class A Shares for the Year                               Dollar
Ended December 31, 2001                   Shares          Amount

Shares sold                               49,404     $      446,005
Shares issued to shareholders
in reinvestment of dividends               1,978             17,048
                                  --------------     --------------
Total issued                              51,382            463,053
Shares redeemed                         (35,292)          (311,797)
                                  --------------     --------------
Net increase                              16,090     $      151,256
                                  ==============     ==============



GROWTH AND INCOME FUND

Class A Shares for the Period
June 2, 2000++ to                                         Dollar
December 31, 2000                         Shares          Amount

Shares sold                              181,071     $    1,789,436
Shares issued to shareholders
in reinvestment of dividends               1,085              9,846
                                  --------------     --------------
Total issued                             182,156          1,799,282
Shares redeemed                         (26,435)          (260,980)
                                  --------------     --------------
Net increase                             155,721     $    1,538,302
                                  ==============     ==============


++Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury Advisors for $25,000.



GROWTH AND INCOME FUND

Class B Shares for the Year                               Dollar
Ended December 31, 2001                   Shares          Amount

Shares sold                              904,806     $    8,110,319
Shares issued to shareholders
in reinvestment of dividends              13,508            116,037
                                  --------------     --------------
Total issued                             918,314          8,226,356
Shares redeemed                        (214,070)        (1,882,372)
                                  --------------     --------------
Net increase                             704,244     $    6,343,984
                                  ==============     ==============



December 31, 2001, Mercury QA Strategy Series, Inc.


NOTES TO FINANCIAL STATEMENTS
(CONTINUED)


GROWTH AND INCOME FUND

Class B Shares for the Period
June 2, 2000++ to                                         Dollar
December 31, 2000                         Shares          Amount

Shares sold                              930,498     $    9,194,044
Shares issued to shareholders
in reinvestment of dividends               3,961             35,887
                                  --------------     --------------
Total issued                             934,459          9,229,931
Shares redeemed                         (54,649)          (538,025)
                                  --------------     --------------
Net increase                             879,810     $    8,691,906
                                  ==============     ==============


++Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury Advisors for $25,000.



GROWTH AND INCOME FUND

Class C Shares for the Year                               Dollar
Ended December 31, 2001                   Shares          Amount

Shares sold                            1,196,296     $   10,692,144
Shares issued to shareholders
in reinvestment of dividends              20,610            177,038
                                  --------------     --------------
Total issued                           1,216,906         10,869,182
Shares redeemed                        (365,653)        (3,183,942)
                                  --------------     --------------
Net increase                             851,253     $    7,685,240
                                  ==============     ==============



GROWTH AND INCOME FUND

Class C Shares for the Period
June 2, 2000++ to                                         Dollar
December 31, 2000                         Shares          Amount

Shares sold                            1,681,170     $   16,655,759
Shares issued to shareholders
in reinvestment of dividends               9,500             85,882
                                  --------------     --------------
Total issued                           1,690,670         16,741,641
Shares redeemed                         (40,292)          (397,691)
                                  --------------     --------------
Net increase                           1,650,378     $   16,343,950
                                  ==============     ==============


++Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury Advisors for $25,000.



LONG-TERM GROWTH FUND

Class I Shares for the Year                               Dollar
Ended December 31, 2001                   Shares          Amount

Shares sold                            5,574,837     $   47,679,094
Shares issued to shareholders
in reinvestmentof dividends               47,864            386,263
                                  --------------     --------------
Total issued                           5,622,701         48,065,357
Shares redeemed                        (706,660)        (5,764,290)
                                  --------------     --------------
Net increase                           4,916,041     $   42,301,067
                                  ==============     ==============



December 31, 2001, Mercury QA Strategy Series, Inc.


NOTES TO FINANCIAL STATEMENTS
(CONTINUED)


LONG-TERM GROWTH FUND

Class I Shares for the Period
June 2, 2000++ to                                         Dollar
December 31, 2000                         Shares          Amount

Shares sold                              299,903     $    2,945,104
Shares issued to shareholders
in reinvestment of dividends               2,223             19,335
                                  --------------     --------------
Total issued                             302,126          2,964,439
Shares redeemed                         (23,479)          (220,587)
                                  --------------     --------------
Net increase                             278,647     $    2,743,852
                                  ==============     ==============


++Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury Advisors for $25,000.



LONG-TERM GROWTH FUND

Class A Shares for the Year                               Dollar
Ended December 31, 2001                   Shares          Amount

Shares sold                               31,373     $      267,144
Automatic conversion of shares               235              1,978
Shares issued to shareholders
in reinvestmentof dividends                  825              6,665
                                  --------------     --------------
Total issued                              32,433            275,787
Shares redeemed                         (47,843)          (392,829)
                                  --------------     --------------
Net decrease                            (15,410)     $    (117,042)
                                  ==============     ==============



LONG-TERM GROWTH FUND

Class A Shares for the Period
June 2, 2000++ to                                         Dollar
December 31, 2000                         Shares          Amount

Shares sold                              202,442     $    2,025,232
Shares issued to shareholders
in reinvestment of dividends               1,098              9,554
                                  --------------     --------------
Total issued                             203,540          2,034,786
Shares redeemed                         (34,864)          (342,701)
                                  --------------     --------------
Net increase                             168,676     $    1,692,085
                                  ==============     ==============


++Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury Advisors for $25,000.



LONG-TERM GROWTH FUND

Class B Shares for the Year                               Dollar
Ended December 31, 2001                   Shares          Amount

Shares sold                              845,269     $    7,203,283
Shares issued to shareholders
in reinvestment of dividends                 102                884
                                  --------------     --------------
Total issued                             845,371          7,204,167
Automatic conversion of shares             (236)            (1,978)
Shares redeemed                        (409,556)        (3,399,684)
                                  --------------     --------------
Net increase                             435,579     $    3,802,505
                                  ==============     ==============



December 31, 2001, Mercury QA Strategy Series, Inc.


NOTES TO FINANCIAL STATEMENTS
(CONTINUED)


LONG-TERM GROWTH FUND

Class B Shares for the Period
June 2, 2000++ to                                         Dollar
December 31, 2000                         Shares          Amount

Shares sold                            1,330,942     $   13,147,180
Shares issued to shareholders
in reinvestment of dividends               3,518             30,570
                                  --------------     --------------
Total issued                           1,334,460         13,177,750
Shares redeemed                         (57,431)          (539,702)
                                  --------------     --------------
Net increase                           1,277,029     $   12,638,048
                                  ==============     ==============


++Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury Advisors for $25,000.



LONG-TERM GROWTH FUND

Class C Shares for the Year                               Dollar
Ended December 31, 2001                   Shares          Amount

Shares sold                            1,714,694     $   14,582,645
Shares issued to shareholders
in reinvestment of dividends                 914              7,447
                                  --------------     --------------
Total issued                           1,715,608         14,590,092
Shares redeemed                        (471,898)        (3,877,378)
                                  --------------     --------------
Net increase                           1,243,710     $   10,712,714
                                  ==============     ==============



LONG-TERM GROWTH FUND

Class C Shares for the Period
June 2, 2000++ to                                         Dollar
December 31, 2000                         Shares          Amount

Shares sold                            1,809,774     $   17,795,723
Shares issued to shareholders
in reinvestment of dividends               5,459             47,436
                                  --------------     --------------
Total issued                           1,815,233         17,843,159
Shares redeemed                         (69,896)          (671,230)
                                  --------------     --------------
Net increase                           1,745,337     $   17,171,929
                                  ==============     ==============


++Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury Advisors for $25,000.



ALL-EQUITY FUND

Class I Shares for the Year                               Dollar
Ended December 31, 2001                   Shares          Amount

Shares sold                            2,486,541     $   20,336,352
Shares redeemed                      (1,014,792)        (7,982,349)
                                  --------------     --------------
Net increase                           1,471,749     $   12,354,003
                                  ==============     ==============



December 31, 2001, Mercury QA Strategy Series, Inc.


NOTES TO FINANCIAL STATEMENTS
(CONTINUED)


ALL-EQUITY FUND

Class I Shares for the Period
June 2, 2000++ to                                         Dollar
December 31, 2000                         Shares          Amount

Shares sold                              660,326     $    6,495,301
Shares redeemed                         (50,284)          (485,506)
                                  --------------     --------------
Net increase                             610,042     $    6,009,795
                                  ==============     ==============


++Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury Advisors for $25,000.



ALL-EQUITY FUND

Class A Shares for the Year                               Dollar
Ended December 31, 2001                   Shares          Amount

Shares sold                               87,025     $      708,859
Automatic conversion of shares                97                725
                                  --------------     --------------
Total issued                              87,122            709,584
Shares redeemed                        (307,830)        (2,449,087)
                                  --------------     --------------
Net decrease                           (220,708)     $  (1,739,503)
                                  ==============     ==============



ALL-EQUITY FUND

Class A Shares for the Period
June 2, 2000++ to                                         Dollar
December 31, 2000                         Shares          Amount

Shares sold                              541,246     $    5,241,510
Shares redeemed                        (105,686)        (1,020,569)
                                  --------------     --------------
Net increase                             435,560     $    4,220,941
                                  ==============     ==============


++Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury Advisors for $25,000.



ALL-EQUITY FUND

Class B Shares for the Year                               Dollar
Ended December 31, 2001                   Shares          Amount

Shares sold                              831,197     $    6,686,095
Automatic conversion of shares              (99)              (725)
Shares redeemed                        (593,067)        (4,618,038)
                                  --------------     --------------
Net increase                             238,031     $    2,067,332
                                  ==============     ==============



ALL-EQUITY FUND

Class B Shares for the Period
June 2, 2000++ to                                         Dollar
December 31, 2000                         Shares          Amount

Shares sold                            2,973,305     $   29,442,525
Shares redeemed                        (223,470)        (2,019,182)
                                  --------------     --------------
Net increase                           2,749,835     $   27,423,343
                                  ==============     ==============


++Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury Advisors for $25,000.



ALL-EQUITY FUND

Class C Shares for the Year                               Dollar
Ended December 31, 2001                   Shares          Amount

Shares sold                            1,495,572     $   12,056,484
Shares redeemed                        (791,263)        (6,174,505)
                                  --------------     --------------
Net increase                             704,309     $    5,881,979
                                  ==============     ==============



ALL-EQUITY FUND

Class C Shares for the Period
June 2, 2000++ to                                         Dollar
December 31, 2000                         Shares          Amount

Shares sold                            3,414,531     $   33,693,026
Shares redeemed                        (346,067)        (3,179,142)
                                  --------------     --------------
Net increase                           3,068,464     $   30,513,884
                                  ==============     ==============


++Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury Advisors for $25,000.



5. Distributions to Shareholders:
The tax character of distributions paid during the fiscal years ended December 31, 2001 and December 31, 2000 was as follows:

                           Growth and                  Long-Term
                          Income Fund                 Growth Fund              All-Equity Fund
                      12/31/01       12/31/00     12/31/01     12/31/00      12/31/01     12/31/00
Distributions
paid from:
  Ordinary
  income             $1,588,483    $  212,029   $  404,293   $  116,248   $       --   $       --
                     ----------    ----------   ----------   ----------   ----------   ----------

Total taxable
distributions        $1,588,483    $  212,029   $  404,293   $  116,248   $       --   $       --
                     ==========    ==========   ==========   ==========   ==========   ==========


As of December 31, 2001, the components of accumulated earnings
(losses) on a tax basis were as follows:

                                                Growth
                                                 and            Long-Term
                                               Income             Growth            All-Equity
                                                 Fund              Fund                 Fund
Undistributed ordinary income--net          $        4,360    $          545                   --
Undistributed long-term capital gains--net              --                --                   --
                                            --------------    --------------     ----------------
Total undistributed earnings--net                    4,360               545                   --
Capital loss carryforward                     (1,068,621)*      (1,283,890)*     $   (3,474,890)*
Unrealized losses--net                       (7,789,870)**     (7,550,591)**       (13,821,124)**
                                            --------------    --------------     ----------------
Total accumulated losses--net               $  (8,854,131)    $  (8,833,936)     $   (17,296,014)
                                            ==============    ==============     ================

*On December 31, 2001, each Fund in the Corporation had an approximate net capital loss carryforward as follows: $1,068,621 in the Growth and Income Fund, of which $96,058 expires in 2008 and $972,563 expires in 2009; $1,283,890 in the Long-Term Growth Fund, of which $100,450 expires in 2008 and $1,183,440 expires in 2009; and $3,474,890 in the All-Equity Fund, of which $159,457 expires in 2008 and $3,315,433 expires in 2009. This amount will be available to offset like amounts of any future taxable gains.
**The difference between book-basis and tax-basis net unrealized gains (losses) is attributable primarily to distributions applicable to 2002 for tax purposes, the tax deferral of losses on wash sales, the tax deferral of losses on straddles, the realization for tax purposes of unrealized gains (losses) on certain futures and forward foreign currency contracts, the difference between book and tax amortization methods for premiums and discounts on fixed-income securities, the realization for tax purposes of unrealized gains on investments in passive foreign invesment companies, the deferral of post-October capital losses for tax purposes and the deferral of post-October currency losses for tax purposes.



December 31, 2001, Mercury QA Strategy Series, Inc.


NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)


6.Organizational Change:
On January 14, 2002, the Board of Directors approved a change in the underlying funds in which the equity portion of the Funds mentioned above may invest, effective on or about March 28, 2002. The change in underlying funds will not affect each Fund's investment objective or primary investment strategies, including its strategic target allocations. The new underlying equity funds will be: Master Large Cap Value Portfolio and Master Large Cap Growth Portfolio of the Master Large Cap Series Trust and Master S&P 500 Index Series, Master Mid Cap Index Series, Master Small Cap Index Series and Master International (Capitalization Weighted) Index Series of Quantitative Master Series Trust. The fixed-income portion of each Fund, if any, will continue to be invested in the Master Aggregate Bond Index Series of Quantitative Master Series Trust.

The new underlying funds currently have lower expense ratios than do the underlying equity funds in which the Funds currently invest. Because of this difference, the Board of Directors decided to discontinue the waiver by the Investment Adviser of its 0.35% administration fee with respect to each Fund as of the change of underlying funds. The Board determined that even with the termination of this fee waiver, the proposed change in underlying equity funds is expected to result in an overall reduction of expense ratios for each Fund than are currently imposed with fee waivers, although this cannot be guaranteed over time.

In addition, the names of the Funds will be changed to the following: Merrill Lynch Strategy All-Equity Fund, Merrill Lynch Strategy Growth and Income Fund, and Merrill Lynch Strategy Long-Term Growth Fund of the Merrill Lynch Strategy Series, Inc. With the name changes, the Funds will also implement the Merrill Lynch Select Pricing SM System. Under this system, Class A Shares of the Funds will be renamed Class D Shares and Class I Shares of the Funds will be renamed Class A Shares. Class B and Class C Shares will keep their share designations. All sales charges and 12b-1 fees applicable to each class also will remain the same, including any applicable contingent deferred sales charges.

Beginning April 1, 2002, shareholders will enjoy exchange privileges with Merrill Lynch mutual funds. Fund shareholders will also continue to enjoy exchange privileges with other Mercury mutual funds until May 1, 2002.



December 31, 2001, Mercury QA Strategy Series, Inc.


INDEPENDENT AUDITORS' REPORT


The Board of Directors and Shareholders,
Mercury QA Strategy Growth and Income Fund,
Mercury QA Strategy Long-Term Growth Fund, and
Mercury QA Strategy All-Equity Fund
(The Funds constituting Mercury QA Strategy Series, Inc.):

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Mercury QA Strategy Growth and Income Fund, Mercury QA Strategy Long-Term Growth Fund, and Mercury QA Strategy All-Equity Fund as of December 31, 2001, the related statements of operations for the year then ended, changes in net assets and the financial highlights for the year then ended and for the period June 2, 2000 (commencement of operations) to December 31, 2000. These financial statements and the financial highlights are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2001 by correspondence with the custodian, brokers and the transfer agent of the underlying funds; where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Mercury QA Strategy Growth and Income Fund, Mercury QA Strategy Long-Term Growth Fund, and Mercury QA Strategy All-Equity Fund as of December 31, 2001, the results of their operations, the changes in their net assets, and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
New York, New York
February 14, 2002



December 31, 2001, Mercury QA Strategy Series, Inc.


OFFICERS AND DIRECTORS


INTERESTED DIRECTOR

                                                                                            Number of
                                                                                          Portfolios in   Other
                        Position(s)  Length                                               Fund Complex    Directorships
                        Held         of Time                                               Overseen by    Held by
Name, Address & Age     with Fund    Served   Principal Occupation(s) During Past 5 Years   Director      Director
Terry K. Glenn*         President    1999 to  Chairman, Americas Region since 2001, and        196        None
800 Scudders Mill Road  and          present  Executive Vice President since 1983 of
Plainsboro, NJ 08536    Director              Fund Asset Management ("FAM") and Merrill
Age: 61                                       Lynch Investment Managers, L.P. ("MLIM");
                                              President of Merrill Lynch Mutual Funds
                                              since 1999; President of FAM Distributors,
                                              Inc. ("FAMD") since 1986 and Director
                                              thereof since 1991; Executive Vice President
                                              and Director of Princeton Services, Inc.
                                              ("Princeton Services") since 1993; President
                                              of Princeton Administrators, L.P. since 1988;
                                              Director of Financial Data Services, Inc.,
                                              since 1985.


*Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which FAM or MLIM acts as investment adviser. Mr. Glenn is an "interested person," as described in the Investment Company Act, of each Fund based on his positions as Chairman (Americas Region) and Executive Vice President of FAM and MLIM; President of FAMD; Executive Vice President of
Princeton Services; and President of Princeton Administrators, L.P.
The Director's term is unlimited.



INDEPENDENT DIRECTORS

                                                                                            Number of
                                                                                          Portfolios in   Other
                        Position(s)  Length                                               Fund Complex    Directorships
                        Held         of Time                                               Overseen by    Held by
Name, Address & Age     with Fund    Served*  Principal Occupation(s) During Past 5 Years   Director      Director
M. Colyer Crum          Director     1978     James R. Williston Professor of Investment       51         Cambridge
104 Westcliff Road                   to       Management Emeritus, Harvard Business                       Bancorp
Weston, MA 02493                     present  School since 1996.
Age: 69


Laurie Simon Hodrick    Director     1999     Professor of Finance and Economics,              51         Junior
809 Uris Hall                        to       Graduate School of Business, Columbia                       League of
3022 Broadway                        present  University since 1998; Associate Professor                  Central
New York, NY 10027                            of Finance and Economics, Graduate School                   Westchester
Age: 39                                       of Business, Columbia University from
                                              1996 to 1998.


Stephen B. Swensrud     Director     1983     Chairman, Fernwood Advisors since 1996.          90         Dana
88 Broad Street,                     to                                                                   Farber Cancer
2nd Floor                            present                                                              Institute;
Boston, MA 02110                                                                                          Federation For
Age: 68                                                                                                   American
                                                                                                          Immigration
                                                                                                          Reform


J. Thomas Touchton      Director     1977     Managing Partner of the Witt Touchton            51         Tampa Bay
One Tampa City Center,               to       Company since 1972.                                         History
Suite 3405                           present                                                              Center
201 North Franklin Street
Tampa, FL 33062
Age: 63



December 31, 2001, Mercury QA Strategy Series, Inc.


OFFICERS AND DIRECTORS (CONCLUDED)


INDEPENDENT DIRECTORS (CONCLUDED)
                                                                                            Number of
                                                                                          Portfolios in   Other
                        Position(s)  Length                                               Fund Complex    Directorships
                        Held         of Time                                               Overseen by    Held by
Name, Address & Age     with Fund    Served*  Principal Occupation(s) During Past 5 Years   Director      Director
Fred G. Weiss           Director     1999     Managing Director of FGW Associates since        51         Watson
16450 Maddalena Place                to       1997; Vice President, Planning, Investment                  Pharmaceuticals,
Delray Beach, FL 33446               present  and Development of Warner Lambert Co. from                  Inc.; BTG
Age: 60                                       1979 to 1997.                                               International
                                                                                                          PLC; Michael
                                                                                                          J. Fox
                                                                                                          Foundation
                                                                                                          for Parkinson's
                                                                                                          Research

*The Director's term is unlimited.



FUND OFFICERS

                        Position(s) Held    Length of
Name, Address & Age     with Fund           Time Served   Principal Occupation(s) During Past 5 Years
Donald C. Burke         Vice President      1999 to       First Vice President of FAM and MLIM since 1997 and the
P.O. Box 9011           and Treasurer       present       Treasurer thereof since 1999; Senior Vice President and
Princeton, NJ 08543-9011                                  Treasurer of Princeton Services since 1999; Vice President
Age: 41                                                   of FAMD since 1999; Vice President of FAM and MLIM from
                                                          1990 to 1997; Director of  Taxation of MLIM since 1990.


Robert C. Doll, Jr.     Senior Vice         2000 to       President of FAM and MLIM since 2001; Co-Head (America's
P.O. Box 9011           President           present       Region) of FAM and MLIM from 2000 to 2002; Director
Princeton, NJ 08543-9011                                  Princeton Services since 1999; Chief Investment Officer of
Age: 47                                                   Oppenheimer Funds, Inc. in 1999 and Executive Vice President
                                                          thereof from 1991 to 1999.



Philip Green            Senior Vice         1999 to       Senior Vice President of the Investment Advisor and certain
P.O. Box 9011           President           present       of its affiliates since 1999; Managing Director and Portfolio
Princeton, NJ 08543-9011                                  Manager of Global Institutional Services at Bankers Trust 1997
                                                          to 1999; Vice President of Quantitative Equities at Bankers
Age: 37                                                   Trust in 1996; Vice Presidentof Asset Allocations Strategies
                                                          at Bankers Trust from 1994 to 1996; Vice President of Foreign
                                                          Exchange and Currency Overlay Strategies at Bankers Trust from
                                                          1988 to 1999.


Frank Salerno           Senior Vice         1999 to       Chief Operating Officer, Institutional for MLIM (Americas
P.O. Box 9011           President           present       Region); First Vice President of the Investment Advisor and
Princeton, NJ 08543-9011                                  certain of its affiliates since 1999; Managing Director and
Age: 41                                                   Chief Investment Officer of Structured Investments at Bankers
                                                          Trust from 1995 to 1999.


Sidney Hoots            Senior Vice         1999 to       Senior Vice President of the Investment Adviser and certain
P.O. Box 9011           President           present       of its affiliates since 1999; Managing Director of Global
Princeton, NJ 08543-9011                                  Institutional Services at Bankers Trust from 1992 to 1999.
Age: 40


Ira P. Shapiro          Secretary           1999 to       First Vice President of the Investment Adviser and certain
P.O. Box 9011                               present       of its affiliates since 1998; Director (Legal Advisory) of
Princeton, NJ 08543-9011                                  the Investment Adviser and certain of its affiliates from
Age: 38                                                   1996 to 1997; Attorney with the Investment Adviser and certain of its affiliates from 1993 to 1997.



Further information about the Fund's Officers and Directors is available in the Fund's Statement of Additional Information, which can be obtained without charge by calling 1-888-763-2260.



December 31, 2001, Mercury QA Strategy Series, Inc.